SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of consolidated statement of financial position by segment

As at December 31		PP&E assets (including mineral properties	E&E assets	Total mining assets	Total assets	Total liabilities
Mexico
Avino	2025	$59,892	$15,699	$75,591	$116,941	$28,390
	2024	52,346	15,992	68,337	92,907	20,569
La Preciosa	2025	65,154	-	65,154	73,626	6,389
	2024	1,053	36,898	37,951	38,794	2,330
Canada
Corporate	2025	319	-	319	88,465	10,022
	2024	402	-	402	17,009	413
Consolidated	2025	$125,365	$15,699	$141,064	$279,032	$44,801
	2024	$53,801	$52,890	$106,691	$148,711	$23,312

Schedule of statement of operations and other comprehensive income by segment
For the year ended December 31		Revenue	Cost of sales - production costs	Cost of sales - depreciation	Cost of sales - other	Mine operating income	Total comprehensive income
Mexico
Avino	2025	$90,446	$38,587	$3,549	$593	$47,717	$38,103
	2024	65,398	38,052	3,233	1,144	22,969	12,451
La Preciosa	2025	1,781	963	-	-	818	822
	2024	780	548	-	-	232	233
Canada
Corporate	2025	-	-	-	-	-	(10,511)
	2024	-	-	-	-	-	(5,411)
Consolidated	2025	$92,227	$39,550	$3,549	$593	$48,535	$28,414
	2024	$66,178	$38,600	$3,233	$1,144	$23,201	$7,273

Schedule of customers accounted for total revenues
	2025	2024
Silver	$42,069	$28,284
Copper	27,603	27,437
Gold	27,362	16,962
Penalties, treatment costs and refining charges	(4,807)	(6,505)
Total revenue from mining operations	$92,227	$66,178

Schedule of Geographical information relating non-current assets
	2025	2024
Customer #1	$87,761	$58,754
Customer #2	3,194	6,218
Other customers	1,272	1,206
Total revenue from mining operations	$92,227	$66,178